SIGNIFICANT ACCOUNTING POLICIES (Schedule of New Accounting Policy Lease Effect) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Operating leases ROU	$ 10,367
Total assets	123,447	75,087
Current liabilities:
Current maturity of lease liabilites	2,725
Nor-current liabilites:
Lease liabilities	7,562
According to the previous accounting policy [Member]
Assets:
Prepaid expenses	26
Operating leases ROU
Total assets	26
Current liabilities:
Current maturity of lease liabilites
Nor-current liabilites:
Lease liabilities
The change [Member]
Assets:
Prepaid expenses	(26)
Operating leases ROU	12,632
Total assets	12,606
Current liabilities:
Current maturity of lease liabilites	2,859
Nor-current liabilites:
Lease liabilities	9,747
As presented according to Topic 842 [Member]
Assets:
Prepaid expenses
Operating leases ROU	12,632
Total assets	12,632
Current liabilities:
Current maturity of lease liabilites	2,859
Nor-current liabilites:
Lease liabilities	$ 9,747